Schedule I - Balance Sheets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 12,493,135	$ 38,692,871	$ 66,151,439
Prepaid expenses and other current assets	2,409,295	4,198,301
Total current assets	70,973,244	101,617,132
Total assets	80,689,350	114,603,853	167,623,826
Current liabilities:
Contingent liability (including contingent liability held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2017 and December 31, 2018, respectively)		2,760
Amount due to Yinglibao		170,058
Total current liabilities	54,175,724	68,511,497
Shareholders’ equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	57,001,017	57,000,417
Additional paid-in capital	36,079,122	34,368,210
Accumulated other comprehensive income	6,291,793	6,654,191
Retained deficits	(63,926,256)	(43,976,136)
Total China Finance Online Co. Limited shareholders’ equity	35,445,676	54,046,682
Total liabilities and equity	80,689,350	114,603,853
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,375,055	7,614,175
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,840,733	9,845,705
Prepaid expenses and other current assets	104,338	144,353
Total current assets	12,320,126	17,604,233
Investment in subsidiaries	41,009,649	46,306,964
Total assets	53,329,775	63,911,197
Current liabilities:
Accrued expenses and other current liabilities	4,793,891	91,143
Contingent liability (including contingent liability held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2017 and December 31, 2018, respectively)		2,760
Amount due to Yinglibao	13,090,208	9,770,611
Total current liabilities	17,884,099	9,864,514
Shareholders’ equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	57,001,017	57,000,417
Additional paid-in capital	36,079,122	34,368,210
Accumulated other comprehensive income	6,291,793	6,654,191
Retained deficits	(63,926,256)	(43,976,136)
Total China Finance Online Co. Limited shareholders’ equity	35,445,676	54,046,682	$ 86,164,684	$ 88,038,371
Total liabilities and equity	$ 53,329,775	$ 63,911,197